As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.71%
	Aerospace & Defense - 3.57%
5,500	Boeing Co.	$577,445

	Air Freight & Logistics - 2.92%
4,500	FedEx Corp.	471,375

	Communications Equipment - 2.18%
4,650	Cisco Systems, Inc.*	153,961
2,010	Research In Motion Ltd.*#	198,086
		352,047

	Computers & Peripherals - 2.96%
22,950	EMC Corp.*	477,360

	Consumer Finance - 3.38%
9,200	American Express Co.	546,204

	Consumer Merchandise - 2.43%
8,000	Guess ?, Inc.	392,240

	Diversified Financial Services - 1.90%
6,700	JPMorgan Chase & Co.	306,994

	Diversified Telecommunication Services - 2.47%
9,435	AT&T, Inc.	399,195

	Electrical Equipment - 2.73%
8,300	Emerson Electric Co.	441,726

	Energy - 5.69%
3,300	China Petroleum & Chemical Corp. - ADR	406,263
9,000	Marathon Oil Corp.	513,180
		919,443

	Energy Equipment & Services - 3.05%
4,700	Schlumberger Ltd.#	493,500

	Financial Services - 1.62%
6,800	Brookfield Asset Management, Inc. - Class A#	261,800

	Food & Staples Retailing - 2.91%
9,610	Whole Foods Market, Inc.	470,506

	Health Care Providers & Services - 1.80%
6,000	UnitedHealth Group, Inc.	290,580

	Hotels, Restaurants & Leisure - 5.89%
4,000	Wynn Resorts, Ltd.	630,240
9,500	Yum! Brands, Inc.	321,385
		951,625

	Information Retrieval Services - 2.81%
800	Google, Inc. - Class A*	453,816

	Insurance - 1.72%
4,100	American International Group, Inc.	277,365

	Internet & Catalog Retail - 2.87%
11,900	eBay, Inc.*	464,338

	Machinery - 3.01%
7,150	ITT Corp.	485,699

	Media - 2.53%
479	Citadel Broadcasting Corp.	1,993
10,460	Time Warner, Inc.	192,046
6,250	The Walt Disney Co.	214,937
		408,976

	Multiline Retail - 2.03%
7,000	Nordstrom, Inc.	328,230

	Oil & Gas - 15.14%
7,500	ConocoPhillips	658,275
6,350	Devon Energy Corp.	528,320
6,500	Occidental Petroleum Corp.	416,520
2,650	Suncor Energy, Inc.#	251,247
9,560	XTO Energy, Inc.	591,190
		2,445,552

	Pharmaceuticals - 3.08%
4,800	Genzyme Corp.*	297,408
3,640	Novartis AG - ADR	200,054
		497,462

	Road & Rail - 6.11%
6,965	Burlington Northern Santa Fe Corp.	565,349
8,135	Norfolk Southern Corp.	422,288
		987,637

	Software - 3.12%
10,090	Autodesk, Inc.*	504,197

	Specialty Retail - 6.78%
4,960	Abercrombie & Fitch Co. - Class A	400,272
17,590	CarMax, Inc.*	357,605
7,160	Coach, Inc.*	338,453
		1,096,330

	Technology/Hardware - 2.01%
2,110	Apple, Inc.*	323,969
	Total Common Stocks (Cost $12,806,593)	15,625,611

	SHORT-TERM INVESTMENTS - 3.43%
554,035	SEI Daily Income Trust Government Fund (Cost $554,035)	554,035
	Total Investments in Securities (Cost $13,360,628) - 100.14%	16,179,646
	Liabilities in Excess of Other Assets - (0.14)%	(22,036)
	Net Assets - 100.00%	$16,157,610

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows**:

Cost of investments	$13,360,628

Gross unrealized appreciation	$2,996,141
Gross unrealized depreciation	(177,123)
Net unrealized appreciation	$2,819,018

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/28/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   11/26/2007

* Print the name and title of each signing officer under his or her signature.